Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

17.  Leases

Lease obligations

Lease obligations as at December 31 are as follows:

	2022			2021
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	12,942	8,929	21,871	9,968	8,390	18,358
Total	12,942	8,929	21,871	9,968	8,390	18,358

As of  December 31, 2022 and 2021 Ferroglobe holds short-term leases and low-value leases for which it has elected to recognize right of use assets and lease liabilities. Each lease is reflected in the statement of financial position as a right of use asset and a lease liability.

As of December 31, 2022 and 2021 Ferroglobe has not recorded any expense relating to variable lease payments.

As of December 31, 2022 and 2021 the company has not identified any indicator for impairment in relation to the right-of-use assets.

The detail, by maturity, of the non-current payment obligations under leases as of December 31, 2022 is as follows:

	2024	2025	2026	2027	2028 and after	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	4,420	2,930	1,739	1,506	3,643	14,238
Total	4,420	2,930	1,739	1,506	3,643	14,238

IFRS 16 has had the following effect on components of the consolidated financial statements:

	2022	2021
	US$'000	US$'000
Balance at January 1,	(18,358)	(22,536)
Additions	(14,979)	(7,761)
Disposals and other	713	517
Interest	(1,587)	(1,100)
Lease payments	11,590	11,285
Exchange differences	750	1,237
Balance at December 31,	(21,871)	(18,358)

Lease liabilities were discounted at the average incremental borrowing rate of 5.3%.

Leases are presented as follows in the Statement of financial position:

	2022	2021
	US$'000	US$'000
Non-current assets
Leased land and buildings	21,245	17,156
Leased plant and machinery	31,358	27,762
Accumulated depreciation	(34,622)	(29,855)

Non-current liabilities
Lease liabilities	(12,942)	(9,968)

Current liabilities
Lease liabilities	(8,929)	(8,390)

Leases are presented as follows in the Consolidated income statement:

	2022	2021
	US$'000	US$'000
Depreciation and amortization charges, operating allowances and write-downs
Depreciation of right of use assets	4,767	7,357

Finance costs
Interest expense on lease liabilities	1,587	1,100

Exchange differences
Currency translation losses on lease liabilities	750	1,237
Currency translation gains on right of use assets	(812)	(1,838)

Leases are presented as follows in the Statement of cash flows:

	2022	2021
	US$'000	US$'000
Payments for:
Principal	10,003	10,185
Interest	1,587	1,100